Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
Columbia Contrarian Core Fund - Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 31,546	$ 24,826	$ 21,040	$ 24,338	$ 18,462	$ 14,953	$ 14,625	$ 12,967	$ 11,242	$ 10,169	$ 10,000
Columbia Contrarian Core Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Account Value	$ 33,636	26,304	22,160	25,472	19,204	15,454	15,019	13,232	11,393	10,244	10,000
Columbia Contrarian Core Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 2 Class
Account Value	$ 33,473	26,190	22,072	25,380	19,143	15,414	14,993	13,209	11,383	10,234	10,000
Columbia Contrarian Core Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 33,177	25,977	21,907	25,207	19,028	15,335	14,924	13,164	11,354	10,224	10,000
Columbia Contrarian Core Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 30,003	23,727	20,214	23,492	17,914	14,582	14,334	12,773	11,127	10,117	10,000
Columbia Contrarian Core Fund - Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 33,173	25,968	21,904	25,203	19,026	15,336	14,926	13,163	11,356	10,225	10,000
Columbia Contrarian Core Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 30,499	23,937	20,237	23,353	17,672	14,274	13,928	12,315	10,652	9,615	9,427
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell® 1000 Index
Account Value	$ 32,952	$ 26,029	$ 22,555	$ 25,914	$ 19,595	$ 15,996	$ 15,607	$ 13,025	$ 11,214	$ 10,040	$ 10,000